Temporary Equity (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Convertible Series B
Temporary Equity [Line Items]
Number of common shares to be issued upon conversion of each preferred share	10		10
Redemption price and involuntary liquidation value per preferred shares (if redeemed, ranking would be Convertible Series D then , Convertible Series B then Cumulative Series C)	$ 2.00		$ 2.00
Cumulative Series C
Temporary Equity [Line Items]
Number of common shares to be issued upon conversion of each preferred share	0		0
Redemption price and involuntary liquidation value per preferred shares (if redeemed, ranking would be Convertible Series D then , Convertible Series B then Cumulative Series C)	$ 10.00	[1]	$ 10.00	[1]

[1]	Plus any dividend in arrears.